Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                  March 9, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 137
                       (File No. 333-140676) (CIK 1381934)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on March 8, 2007.

                                Very truly yours,

                                Advisor's Disciplined Trust 137

                                By:  Fixed Income Securities, L.P.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President